Condensed financial information of the parent company - Statement of OCI (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Items that may subsequently be reclassified to the statement of profit or loss:
Other comprehensive income	€ 1,357	€ 985	€ (3,147)
Total comprehensive income	6,948	5,360	9,081
Parent company
Condensed Statement of Income Captions [Line Items]
Net results	5,334	4,140	12,126
Items that will not be reclassified to the statement of profit or loss:
Equity-accounted investees - share of OCI	604	(149)	22
Items that may subsequently be reclassified to the statement of profit or loss:
Equity-accounted investees - share of OCI	706	926	(2,250)
Other comprehensive income	1,311	776	(2,228)
Total comprehensive income	€ 6,645	€ 4,916	€ 9,898